Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
GRANTS OF CERTAIN EQUITY AWARDS CLOSE
IN TIME
TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION

The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the 2024 fiscal year. Accordingly, there is nothing to report under Item 402(x) of Regulation
S-K

Award Timing MNPI Considered	false